UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2012

Date of reporting period:	3/31/2012

Item 1.	Schedule of Investments

VCA-11

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Principal Amount (ooo)	Value
Short-Term Investments - 101.3%
Certificates of Deposit - 13.7%
Australia New Zealand Banking
0.21%, 4/10/2012	$500	$499,999
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.54%, 4/30/2012	350	350,017
0.65%, 7/9/2012	300	300,208
Bank of Nova Scotia (Scotiabank)(b)
0.392%, 5/10/2012	500	500,000
Barclays Bank PLC(b)
0.812%, 8/2/2012	500	500,000
Canadian Imperial Bank of Commerce(b)
0.731%, 11/5/2012	216	216,298
0.793%, 11/21/2012	500	500,811
DNB Bank
0.525%, 9/12/2012	500	498,797
Norinchukin Bank (NY Branch)
0.23%, 4/10/2012	500	500,000
Rabobank Nederland NV(b)
0.66%, 7/30/2012	425	425,000
Societe Generale
0.33%, 4/3/2012	500	500,000
Svenska Handelsbanken AB
0.31%, 4/18/2012	350	350,000

		5,141,130

Commercial Paper - 23.9%
ABN AMRO Fundings USA LLC 144A(a)
0.475%, 5/14/2012	500	499,710
Barclays U.S. Funding Corp.(a)
0.51%, 5/7/2012	500	499,738
BHP Billiton Finance Ltd.,144A(a)
0.20%, 5/16/2012	500	499,872
Commonwealth Bank of Australia.,144A(a)
0.41%, 6/15/2012	250	249,784
0.517%, 6/22/2012	300	299,948
Credit Agricole CIB (NY Branch)(a)
0.31%, 4/5/2012	500	499,979
Electricite de France, 144A(a)
0.43%, 5/23/2012	500	499,683
GDF Suez, 144A(a)
0.26%, 5/9/2012	400	399,887
HSBC Bank USA, Inc.(a)
0.27%, 5/18/2012	500	499,820
International Bank for Reconstruction & Development(a)
0.14%, 6/11/2012	500	499,860
JPMorgan Chase & Co.(b)
0.292%, 9/12/2012	500	500,000
Phillip Morris International, Inc., 144A(a)
0.20%, 5/2/2012	500	499,911
Rabobank USA Financial Corp(a)
0.50%, 5/1/2012	500	499,785
Skandinaviska Enskilda Banken AB, 144A(a)
0.43%, 4/4/2012	500	499,976

Standard Chartered Bank, 144A(a)
0.61%, 6/11/2012	500	499,390
State Street Corp.(a)
0.20%, 6/1/2012	500	499,828
Sumitomo Mitsui Banking Corp.(a)
0.45%, 4/16/2012	500	499,900
Svenska Handelsbanken AB, 144A(a)
0.42%, 4/12/2012	500	499,930
US Bank National Association
0.15%, 4/30/2012	500	500,000

		8,947,001

Other Instruments - Agency Bonds - 5.6%
Bank of America Corp. FDIC Gtd. Notes, MTN
2.10%, 4/30/2012,	692	693,125
3.125%, 6/15/2012,	564	567,351
Goldman Sachs Group, Inc. (The) FDIC Gtd. Notes
3.25%, 6/15/2012	564	567,682
JPMorgan Chase & Co.(b) FDIC Gtd. Notes
0.704%, 6/15/2012	255	255,298

		2,083,456

Other Instruments - Corporate Bonds - 2.7%
MetLife, Inc., 144A(b)
0.718%, 4/3/2013	500	500,000
Toyota Motor Credit Corp.(a)
0.713%, 4/3/2013	250	250,000
0.720%, 11/9/2012	250	250,000

		1,000,000

U.S. Government Agencies - 24.8%
Federal Home Loan Bank
0.07%, 5/21/2012(a)	500	499,951
0.07%, 5/24/2012(a)	500	499,948
0.07%, 6/1/2012(a)	1,000	999,879
0.16%, 5/15/2012(a)	480	479,904
0.16%, 6/15/2012(a)	500	499,831
0.20%, 5/11/2012	500	499,987
Fannie Mae
0.03%, 4/16/2012(a)	500	499,993
0.06%, 5/7/2012(a)	500	499,969
0.07%, 6/18/2012(a)	500	499,923
0.10%, 6/1/2012(a)	1,000	999,828
0.262%, 8/23/2012(b)	600	600,146
0.272%, 10/18/2012(b)	500	500,503
Freddie Mac
0.03%, 4/25/2012(a)	500	499,990
0.10%, 6/6/2012(a)	300	299,944
0.12%, 7/24/2012(a)	1,000	999,600
1.75%, 6/15/2012	400	401,353

		9,280,749

U.S. Tresasury Obligations - 8.0%
U.S. Treasury Bill
0.07%, 7/19/2012(a)	1,000	999,786
0.1045%, 5/17/2012(a)	500	499,932
0.145%, 8/16/2012(a)	500	499,722

U.S. Treasury Note
1.875%, 6/15/2012	500	501,859
4.125%, 8/31/2012	500	508,369

		3,009,668

Repurchase Agreements(c) - 22.6%
Credit Suisse Securties LLC(d)
0.18%, dated 3/19/2012, due 4/19/2012 in the amount of $500,078
(cost $500,000)	500	500,000
BNP Paribas Securities Corp.
0.16%, dated 3/30/2012, due 4/5/2012 in the amount of $500,013
(cost $500,000)	500	500,000
BNP Paribas Securities Corp.
0.17%, dated 3/28/2012, due 4/4/2012 in the amount of $500,017
(cost $500,000)	500	500,000
BNP Paribas Securities Corp.
0.18%, dated 3/26/2012, due 4/2/2012 in the amount of $1,000,035
(cost $1,000,000)	1,000	1,000,000
BNP Paribas Securities Corp.
0.18%, dated 3/27/2012, due 4/3/2012 in the amount of $1,000,035
(cost $1,000,000)	1,000	1,000,000
Deutsche Bank Securities, Inc.
0.16%, dated 3/27/2012, due 4/3/2012 in the amount of $1,000,031
(cost $1,000,000)	1,000	1,000,000
Goldman Sachs & Co.
0.20%, dated 3/28/2012, due 4/4/2012 in the amount of $500,019
(cost $500,000)	500	500,000
Goldman Sachs & Co.
0.20%, dated 3/29/2012, due 4/5/2012 in the amount of $473,018
(cost $473,000)	473	473,000
Goldman Sachs & Co.
0.20%, dated 3/30/2012, due 4/3/2012 in the amount of $1,000,022
(cost $1,000,000)	1,000	1,000,000
UBS Securities LLC
0.18%, dated 3/27/2012, due 4/3/2012 in the amount of $500,018
(cost $500,000)	500	500,000
UBS Securities LLC
0.18%, dated 3/28/2012, due 4/4/2012 in the amount of $500,018
(cost $500,000)	500	500,000
UBS Securities LLC
0.19%, dated 3/26/2012, due 4/2/2012 in the amount of $1,000,037
(cost $1,000,000)	1,000	1,000,000

		8,473,000

TOTAL INVESTMENTS - 101.3% (Cost: $37,935,004)		$37,935,004

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%		(473,589)

NET ASSETS - 100%		$37,461,415

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(c)	Repurchase agreements are collaterized by FHLMC (coupon rate 4.00%, maturity date 06/01/2026), FNMA (coupon rates 4.50% - 5.00%, maturity dates 10/01/2040 – 11/01/2040) and GNMA (coupon rates 4.50% - 5.00%, maturity dates 06/15/2039 – 07/20/2040), with the aggregate value, including accrued interest, of $8,648,608.
(d)	Indicates a security that has been deemed illiquid.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$5,141,130	$—
Commerical Paper	—	8,947,001	—
Other Instruments - Agency Bonds	—	2,083,456	—
Other Instruments - Corporate Bonds	—	1,000,000	—
U.S. Government Agencies	—	9,280,749	—
U.S. Treasury Obligations	—	3,009,668	—
Repurchase Agreements	—	8,473,000	—

Total	$—	$37,935,004	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Portfolio securities of VCA-11 are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. These securities are categorized as Level 2 of the fair value hierarchy. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Other information regarding the Account is available in the Account’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date May 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2012

*	Print the name and title of each signing officer under his or her signature.